Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower Lifetime 2015 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Institutional Class
Trading Symbol	MXNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	$ 43	0.41% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average
expense ratio of the underlying funds in which it invests (0.34%).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.54%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.15% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were
among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	10.54%	4.61%	6.39%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 452,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.50%
Empower of America Contract	13.44%
Empower Inflation-Protected Securities Fund Institutional Class	13.19%
Empower Bond Index Fund Institutional Class	9.29%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Core Bond Fund Institutional Class	5.58%
Empower Multi-Sector Bond Fund Institutional Class	5.54%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.95%
Empower Mid Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.50%
Empower of America Contract	13.44%
Empower Inflation-Protected Securities Fund Institutional Class	13.19%
Empower Bond Index Fund Institutional Class	9.29%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Core Bond Fund Institutional Class	5.58%
Empower Multi-Sector Bond Fund Institutional Class	5.54%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.95%
Empower Mid Cap Value Fund Institutional Class	3.17%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2015 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Investor Class
Trading Symbol	MXLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	$ 80	0.76% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.14%, as compared to its broad-based securities
market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.15% over the same period.
Summary of Performance
Performance during the
period
was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	10.14%	4.24%	6.01%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 452,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.50%
Empower of America Contract	13.44%
Empower Inflation-Protected Securities Fund Institutional Class	13.19%
Empower Bond Index Fund Institutional Class	9.29%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Core Bond Fund Institutional Class	5.58%
Empower Multi-Sector Bond Fund Institutional Class	5.54%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.95%
Empower Mid Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.50%
Empower of America Contract	13.44%
Empower Inflation-Protected Securities Fund Institutional Class	13.19%
Empower Bond Index Fund Institutional Class	9.29%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Core Bond Fund Institutional Class	5.58%
Empower Multi-Sector Bond Fund Institutional Class	5.54%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.95%
Empower Mid Cap Value Fund Institutional Class	3.17%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2015 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Service Class
Trading Symbol	MXLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a perce ntag e of a $10,000 investment
Empower Lifetime 2015 Fund (Service Class/MXLZX)	$ 91	0.86% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 9.92%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.15% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2015 Fund (Service Class/MXLZX)	9.92%	4.13%	5.91%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 452,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.50%
Empower of America Contract	13.44%
Empower Inflation-Protected Securities Fund Institutional Class	13.19%
Empower Bond Index Fund Institutional Class	9.29%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Core Bond Fund Institutional Class	5.58%
Empower Multi-Sector Bond Fund Institutional Class	5.54%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.95%
Empower Mid Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.50%
Empower of America Contract	13.44%
Empower Inflation-Protected Securities Fund Institutional Class	13.19%
Empower Bond Index Fund Institutional Class	9.29%
Empower Short Duration Bond Fund Institutional Class	5.78%
Empower Core Bond Fund Institutional Class	5.58%
Empower Multi-Sector Bond Fund Institutional Class	5.54%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.95%
Empower Mid Cap Value Fund Institutional Class	3.17%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2020 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Institutional Class
Trading Symbol	MXAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	$ 46	0.44% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests
(0.36%).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.14%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	11.14%	4.91%	6.71%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2020 Index	12.72%	5.35%	6.68%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 516,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 516M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.63%
Empower of America Contract	11.37%
Empower Inflation-Protected Securities Fund Institutional Class	10.62%
Empower Bond Index Fund Institutional Class	9.86%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.82%
Empower Short Duration Bond Fund Institutional Class	4.88%
Empower International Index Fund Institutional Class	4.52%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.63%
Empower of America Contract	11.37%
Empower Inflation-Protected Securities Fund Institutional Class	10.62%
Empower Bond Index Fund Institutional Class	9.86%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.82%
Empower Short Duration Bond Fund Institutional Class	4.88%
Empower International Index Fund Institutional Class	4.52%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2020 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Investor Class
Trading Symbol	MXAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	$ 83	0.79% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted
average expense ratio of the underlying funds in which it invests (0.36%).

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.69%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	10.69%	4.53%	6.34%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2020 Index	12.72%	5.35%	6.68%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 516,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 516M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the
Fund
.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.63%
Empower of America Contract	11.37%
Empower Inflation-Protected Securities Fund Institutional Class	10.62%
Empower Bond Index Fund Institutional Class	9.86%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.82%
Empower Short Duration Bond Fund Institutional Class	4.88%
Empower International Index Fund Institutional Class	4.52%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.63%
Empower of America Contract	11.37%
Empower Inflation-Protected Securities Fund Institutional Class	10.62%
Empower Bond Index Fund Institutional Class	9.86%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.82%
Empower Short Duration Bond Fund Institutional Class	4.88%
Empower International Index Fund Institutional Class	4.52%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2020 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Service Class
Trading Symbol	MXAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Service Class/MXAHX)	$ 94	0.89% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.59%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2020 Fund (Service Class/MXAHX)	10.59%	4.45%	6.24%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2020 Index	12.72%	5.35%	6.68%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 516,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay a ttent
ion to.
Fund net assets	$ 516M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.63%
Empower of America Contract	11.37%
Empower Inflation-Protected Securities Fund Institutional Class	10.62%
Empower Bond Index Fund Institutional Class	9.86%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.82%
Empower Short Duration Bond Fund Institutional Class	4.88%
Empower International Index Fund Institutional Class	4.52%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.40%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.63%
Empower of America Contract	11.37%
Empower Inflation-Protected Securities Fund Institutional Class	10.62%
Empower Bond Index Fund Institutional Class	9.86%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.82%
Empower Short Duration Bond Fund Institutional Class	4.88%
Empower International Index Fund Institutional Class	4.52%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the re porti ng period.
Empower Lifetime 2025 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Institutional Class
Trading Symbol	MXQBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	$ 49	0.46% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.06%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 13.98% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	12.06%	5.34%	7.35%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,649,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,649M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.73%
Empower Bond Index Fund Institutional Class	10.16%
Empower of America Contract	8.91%
Empower Inflation-Protected Securities Fund Institutional Class	6.84%
Empower Core Bond Fund Institutional Class	6.10%
Empower Multi-Sector Bond Fund Institutional Class	5.87%
Empower International Index Fund Institutional Class	5.48%
Empower Global Bond Fund Institutional Class	4.14%
Empower Mid Cap Value Fund Institutional Class	3.85%
Empower Short Duration Bond Fund Institutional Class	3.82%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.73%
Empower Bond Index Fund Institutional Class	10.16%
Empower of America Contract	8.91%
Empower Inflation-Protected Securities Fund Institutional Class	6.84%
Empower Core Bond Fund Institutional Class	6.10%
Empower Multi-Sector Bond Fund Institutional Class	5.87%
Empower International Index Fund Institutional Class	5.48%
Empower Global Bond Fund Institutional Class	4.14%
Empower Mid Cap Value Fund Institutional Class	3.85%
Empower Short Duration Bond Fund Institutional Class	3.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2025 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Investor Class
Trading Symbol	MXELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Investor Class/MXELX)	$ 86	0.81% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.70%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 13.98% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Investor Class/MXELX)	11.70%	4.96%	6.98%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,649,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,649M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.73%
Empower Bond Index Fund Institutional Class	10.16%
Empower of America Contract	8.91%
Empower Inflation-Protected Securities Fund Institutional Class	6.84%
Empower Core Bond Fund Institutional Class	6.10%
Empower Multi- Sect or Bond Fund Institutional Class	5.87%
Empower International Index Fund Institutional Class	5.48%
Empower Global Bond Fund Institutional Class	4.14%
Empower Mid Cap Value Fund Institutional Class	3.85%
Empower Short Duration Bond Fund Institutional Class	3.82%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.73%
Empower Bond Index Fund Institutional Class	10.16%
Empower of America Contract	8.91%
Empower Inflation-Protected Securities Fund Institutional Class	6.84%
Empower Core Bond Fund Institutional Class	6.10%
Empower Multi- Sect or Bond Fund Institutional Class	5.87%
Empower International Index Fund Institutional Class	5.48%
Empower Global Bond Fund Institutional Class	4.14%
Empower Mid Cap Value Fund Institutional Class	3.85%
Empower Short Duration Bond Fund Institutional Class	3.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period .
Empower Lifetime 2025 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Service Class
Trading Symbol	MXFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Service Class/MXFLX)	$ 96	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.57%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 13.98% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2025 Fund (Service Class/MXFLX)	11.57%	4.87%	6.88%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,649,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,649M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.8M
Portfolio turnover rate as of the end of the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.73%
Empower Bond Index Fund Institutional Class	10.16%
Empower of America Contract	8.91%
Empower Inflation-Protected Securities Fund Institutional Class	6.84%
Empower Core Bond Fund Institutional Class	6.10%
Empower Multi-Sector Bond Fund Institutional Class	5.87%
Empower International Index Fund Institutional Class	5.48%
Empower Global Bond Fund Institutional Class	4.14%
Empower Mid Cap Value Fund Institutional Class	3.85%
Empower Short Duration Bond Fund Institutional Class	3.82%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.73%
Empower Bond Index Fund Institutional Class	10.16%
Empower of America Contract	8.91%
Empower Inflation-Protected Securities Fund Institutional Class	6.84%
Empower Core Bond Fund Institutional Class	6.10%
Empower Multi-Sector Bond Fund Institutional Class	5.87%
Empower International Index Fund Institutional Class	5.48%
Empower Global Bond Fund Institutional Class	4.14%
Empower Mid Cap Value Fund Institutional Class	3.85%
Empower Short Duration Bond Fund Institutional Class	3.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2030 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Institutional Class
Trading Symbol	MXAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	$ 52	0.49% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 13.30%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 15.13% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	13.30%	6.00%	8.04%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2030 Index	15.13%	7.07%	8.32%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,236,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,236M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.40%
Empower Bond Index Fund Institutional Class	9.73%
Empower International Index Fund Institutional Class	6.71%
Empower of America Contract	6.14%
Empower Core Bond Fund Institutional Class	5.85%
Empower Multi-Sector Bond Fund Institutional Class	5.50%
Empower Mid Cap Value Fund Institutional Class	4.42%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.08%
Empower Large Cap Growth Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.40%
Empower Bond Index Fund Institutional Class	9.73%
Empower International Index Fund Institutional Class	6.71%
Empower of America Contract	6.14%
Empower Core Bond Fund Institutional Class	5.85%
Empower Multi-Sector Bond Fund Institutional Class	5.50%
Empower Mid Cap Value Fund Institutional Class	4.42%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.08%
Empower Large Cap Growth Fund Institutional Class	3.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2030 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Investor Class
Trading Symbol	MXATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Investor Class/MXATX)	$ 89	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.97%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 15.13% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Investor Class/MXATX)	12.97%	5.63%	7.66%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2030 Index	15.13%	7.07%	8.32%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,236,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,236M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.40%
Empower Bond Index Fund Institutional Class	9.73%
Empower International Index Fund Institutional Class	6.71%
Empower of America Contract	6.14%
Empower Core Bond Fund Institutional Class	5.85%
Empower Multi-Sector Bond Fund Institutional Class	5.50%
Empower Mid Cap Value Fund Institutional Class	4.42%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.08%
Empower Large Cap Growth Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.40%
Empower Bond Index Fund Institutional Class	9.73%
Empower International Index Fund Institutional Class	6.71%
Empower of America Contract	6.14%
Empower Core Bond Fund Institutional Class	5.85%
Empower Multi-Sector Bond Fund Institutional Class	5.50%
Empower Mid Cap Value Fund Institutional Class	4.42%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.08%
Empower Large Cap Growth Fund Institutional Class	3.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2030 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Service Class
Trading Symbol	MXAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Service Class/MXAUX)	$ 100	0.94% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.80%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 15.13% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2030 Fund (Service Class/MXAUX)	12.80%	5.52%	7.57%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2030 Index	15.13%	7.07%	8.32%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,236,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,236M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.1M
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.40%
Empower Bond Index Fund Institutional Class	9.73%
Empower International Index Fund Institutional Class	6.71%
Empower of America Contract	6.14%
Empower Core Bond Fund Institutional Class	5.85%
Empower Multi-Sector Bond Fund Institutional Class	5.50%
Empower Mid Cap Value Fund Institutional Class	4.42%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.08%
Empower Large Cap Growth Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.40%
Empower Bond Index Fund Institutional Class	9.73%
Empower International Index Fund Institutional Class	6.71%
Empower of America Contract	6.14%
Empower Core Bond Fund Institutional Class	5.85%
Empower Multi-Sector Bond Fund Institutional Class	5.50%
Empower Mid Cap Value Fund Institutional Class	4.42%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.08%
Empower Large Cap Growth Fund Institutional Class	3.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2035 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Institutional Class
Trading Symbol	MXTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	$ 55	0.52% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 14.63%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 16.80% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	14.63%	6.83%	8.85%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,894,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,894M
Total number of portfolio holdings	24
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representat
io
n of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.59%
Empower International Index Fund Institutional Class	8.27%
Empower Bond Index Fund Institutional Class	7.80%
Empower Mid Cap Value Fund Institutional Class	5.10%
Empower Large Cap Value Fund Institutional Class	5.03%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.70%
Empower Core Bond Fund Institutional Class	4.68%
Empower Large Cap Growth Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.38%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.59%
Empower International Index Fund Institutional Class	8.27%
Empower Bond Index Fund Institutional Class	7.80%
Empower Mid Cap Value Fund Institutional Class	5.10%
Empower Large Cap Value Fund Institutional Class	5.03%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.70%
Empower Core Bond Fund Institutional Class	4.68%
Empower Large Cap Growth Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.38%
Empower Multi-Sector Bond Fund Institutional Class	4.37%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2035 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Investor Class
Trading Symbol	MXKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	$ 93	0.87% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 14.35%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 16.80% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	14.35%	6.46%	8.45%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,894,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,894M
Total number of portfolio holdings	24
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Hol
d
ings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.59%
Empower International Index Fund Institutional Class	8.27%
Empower Bond Index Fund Institutional Class	7.80%
Empower Mid Cap Value Fund Institutional Class	5.10%
Empower Large Cap Value Fund Institutional Class	5.03%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.70%
Empower Core Bond Fund Institutional Class	4.68%
Empower Large Cap Growth Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.38%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.59%
Empower International Index Fund Institutional Class	8.27%
Empower Bond Index Fund Institutional Class	7.80%
Empower Mid Cap Value Fund Institutional Class	5.10%
Empower Large Cap Value Fund Institutional Class	5.03%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.70%
Empower Core Bond Fund Institutional Class	4.68%
Empower Large Cap Growth Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.38%
Empower Multi-Sector Bond Fund Institutional Class	4.37%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2035 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Service Class
Trading Symbol	MXLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Service Class/MXLLX)	$ 103	0.97% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 14.21%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 16.80% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2035 Fund (Service Class/MXLLX)	14.21%	6.35%	8.35%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,894,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,894M
Total number of portfolio holdings	24
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.59%
Empower International Index Fund Institutional Class	8.27%
Empower Bond Index Fund Institutional Class	7.80%
Empower Mid Cap Value Fund Institutional Class	5.10%
Empower Large Cap Value Fund Institutional Class	5.03%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.70%
Empower Core Bond Fund Institutional Class	4.68%
Empower Large Cap Growth Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.38%
Empower Multi-Sector Bond Fund Institutional Class	4.37%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.59%
Empower International Index Fund Institutional Class	8.27%
Empower Bond Index Fund Institutional Class	7.80%
Empower Mid Cap Value Fund Institutional Class	5.10%
Empower Large Cap Value Fund Institutional Class	5.03%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.70%
Empower Core Bond Fund Institutional Class	4.68%
Empower Large Cap Growth Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.38%
Empower Multi-Sector Bond Fund Institutional Class	4.37%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2040 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Institutional Class
Trading Symbol	MXBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	$ 58	0.53% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 16.20%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 18.20% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	16.20%	7.67%	9.53%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2040 Index	18.20%	9.18%	10.02%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 908,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 908M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the i
nvest
ment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.32%
Empower International Index Fund Institutional Class	9.76%
Empower Mid Cap Value Fund Institutional Class	5.66%
Empower Large Cap Value Fund Institutional Class	5.63%
Empower Bond Index Fund Institutional Class	5.48%
Empower Large Cap Growth Fund Institutional Class	5.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.21%
Empower International Value Fund Institutional Class	5.17%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.30%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.32%
Empower International Index Fund Institutional Class	9.76%
Empower Mid Cap Value Fund Institutional Class	5.66%
Empower Large Cap Value Fund Institutional Class	5.63%
Empower Bond Index Fund Institutional Class	5.48%
Empower Large Cap Growth Fund Institutional Class	5.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.21%
Empower International Value Fund Institutional Class	5.17%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.30%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2040 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Investor Class
Trading Symbol	MXBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	$ 95	0.88% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 15.68%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 18.20% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	15.68%	7.28%	9.15%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2040 Index	18.20%	9.18%	10.02%
(a)
Inception date was
April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 908,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 908M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.32%
Empower International Index Fund Institutional Class	9.76%
Empower Mid Cap Value Fund Institutional Class	5.66%
Empower Large Cap Value Fund Institutional Class	5.63%
Empower Bond Index Fund Institutional Class	5.48%
Empower Large Cap Growth Fund Institutional Class	5.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.21%
Empower International Value Fund Institutional Class	5.17%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.30%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.32%
Empower International Index Fund Institutional Class	9.76%
Empower Mid Cap Value Fund Institutional Class	5.66%
Empower Large Cap Value Fund Institutional Class	5.63%
Empower Bond Index Fund Institutional Class	5.48%
Empower Large Cap Growth Fund Institutional Class	5.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.21%
Empower International Value Fund Institutional Class	5.17%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.30%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2040 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Service Class
Trading Symbol	MXBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Service Class/MXBEX)	$ 106	0.98% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 15.66%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 18.20% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2040 Fund (Service Class/MXBEX)	15.66%	7.18%	9.04%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2040 Index	18.20%	9.18%	10.02%
(a)
Inception date was
April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 908,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 908M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.32%
Empower International Index Fund Institutional Class	9.76%
Empower Mid Cap Value Fund Institutional Class	5.66%
Empower Large Cap Value Fund Institutional Class	5.63%
Empower Bond Index Fund Institutional Class	5.48%
Empower Large Cap Growth Fund Institutional Class	5.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.21%
Empower International Value Fund Institutional Class	5.17%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.30%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.32%
Empower International Index Fund Institutional Class	9.76%
Empower Mid Cap Value Fund Institutional Class	5.66%
Empower Large Cap Value Fund Institutional Class	5.63%
Empower Bond Index Fund Institutional Class	5.48%
Empower Large Cap Growth Fund Institutional Class	5.21%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.21%
Empower International Value Fund Institutional Class	5.17%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.30%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2045 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Institutional Class
Trading Symbol	MXWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	$ 59	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.15%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.48% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	17.15%	8.19%	9.86%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,404,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,404M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.59%
Empower International Index Fund Institutional Class	10.80%
Empower Large Cap Value Fund Institutional Class	5.92%
Empower Mid Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.72%
Empower Large Cap Growth Fund Institutional Class	5.48%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.41%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.99%
Empower Emerging Markets Equity Fund Institutional Class	3.54%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.59%
Empower International Index Fund Institutional Class	10.80%
Empower Large Cap Value Fund Institutional Class	5.92%
Empower Mid Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.72%
Empower Large Cap Growth Fund Institutional Class	5.48%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.41%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.99%
Empower Emerging Markets Equity Fund Institutional Class	3.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2045 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Investor Class
Trading Symbol	MXQLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	$ 97	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 16.71%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.48% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	16.71%	7.82%	9.47%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,404,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,404M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.59%
Empower International Index Fund Institutional Class	10.80%
Empower Large Cap Value Fund Institutional Class	5.92%
Empower Mid Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.72%
Empower Large Cap Growth Fund Institutional Class	5.48%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.41%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.99%
Empower Emerging Markets Equity Fund Institutional Class	3.54%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.59%
Empower International Index Fund Institutional Class	10.80%
Empower Large Cap Value Fund Institutional Class	5.92%
Empower Mid Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.72%
Empower Large Cap Growth Fund Institutional Class	5.48%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.41%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.99%
Empower Emerging Markets Equity Fund Institutional Class	3.54%

Material Fund Change [Text Block]	Material Fund Chang es There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2045 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Service Class
Trading Symbol	MXRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Service Class/MXRLX)	$ 108	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 16.52%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.48% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to U.S. large-cap equities was the largest asset allocation contributor to performance, and international equity was the highest absolute performing asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2045 Fund (Service Class/MXRLX)	16.52%	7.70%	9.36%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,404,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,404M
Total number of portfolio holdings	24
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.59%
Empower International Index Fund Institutional Class	10.80%
Empower Large Cap Value Fund Institutional Class	5.92%
Empower Mid Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.72%
Empower Large Cap Growth Fund Institutional Class	5.48%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.41%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.99%
Empower Emerging Markets Equity Fund Institutional Class	3.54%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.59%
Empower International Index Fund Institutional Class	10.80%
Empower Large Cap Value Fund Institutional Class	5.92%
Empower Mid Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.72%
Empower Large Cap Growth Fund Institutional Class	5.48%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.41%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.99%
Empower Emerging Markets Equity Fund Institutional Class	3.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2050 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Institutional Class
Trading Symbol	MXBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	$ 61	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.71%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those
of the Fund, which returned 19.56% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	17.71%	8.41%	10.08%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2050 Index	19.56%	10.13%	10.76%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 610,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 610M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.17%
Empower International Index Fund Institutional Class	11.62%
Empower International Value Fund Institutional Class	6.16%
Empower Large Cap Value Fund Institutional Class	6.05%
Empower Mid Cap Value Fund Institutional Class	5.96%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.48%
Empower International Growth Fund Institutional Class	5.44%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.92%
Empower Emerging Markets Equity Fund Institutional Class	3.92%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.17%
Empower International Index Fund Institutional Class	11.62%
Empower International Value Fund Institutional Class	6.16%
Empower Large Cap Value Fund Institutional Class	6.05%
Empower Mid Cap Value Fund Institutional Class	5.96%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.48%
Empower International Growth Fund Institutional Class	5.44%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.92%
Empower Emerging Markets Equity Fund Institutional Class	3.92%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2050 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Investor Class
Trading Symbol	MXBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	$ 99	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.26%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.56% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	17.26%	8.03%	9.68%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2050 Index	19.56%	10.13%	10.76%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 610,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 610M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.17%
Empower International Index Fund Institutional Class	11.62%
Empower International Value Fund Institutional Class	6.16%
Empower Large Cap Value Fund Institutional Class	6.05%
Empower Mid Cap Value Fund Institutional Class	5.96%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.48%
Empower International Growth Fund Institutional Class	5.44%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.92%
Empower Emerging Markets Equity Fund Institutional Class	3.92%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.17%
Empower International Index Fund Institutional Class	11.62%
Empower International Value Fund Institutional Class	6.16%
Empower Large Cap Value Fund Institutional Class	6.05%
Empower Mid Cap Value Fund Institutional Class	5.96%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.48%
Empower International Growth Fund Institutional Class	5.44%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.92%
Empower Emerging Markets Equity Fund Institutional Class	3.92%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2050 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Service Class
Trading Symbol	MXBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Service Class/MXBQX)	$ 109	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.22%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.56% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2050 Fund (Service Class/MXBQX)	17.22%	7.92%	9.59%
MSCI ACWI Index	22.34%	11.19%	11.85%
S&P Target Date 2050 Index	19.56%	10.13%	10.76%
(a)
Inception date was April 28, 2016.

Performance Inception Date	Apr. 28, 2016
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 610,000,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 610M
Total number of portfolio holdings	24
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.17%
Empower International Index Fund Institutional Class	11.62%
Empower International Value Fund Institutional Class	6.16%
Empower Large Cap Value Fund Institutional Class	6.05%
Empower Mid Cap Value Fund Institutional Class	5.96%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.48%
Empower International Growth Fund Institutional Class	5.44%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.92%
Empower Emerging Markets Equity Fund Institutional Class	3.92%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.17%
Empower International Index Fund Institutional Class	11.62%
Empower International Value Fund Institutional Class	6.16%
Empower Large Cap Value Fund Institutional Class	6.05%
Empower Mid Cap Value Fund Institutional Class	5.96%
Empower Large Cap Growth Fund Institutional Class	5.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.48%
Empower International Growth Fund Institutional Class	5.44%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.92%
Empower Emerging Markets Equity Fund Institutional Class	3.92%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2055 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Institutional Class
Trading Symbol	MXZHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	$ 62	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 18.18%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 20.06% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	18.18%	8.42%	9.97%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 729,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 729M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of
the
Fund, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.13%
Empower International Index Fund Institutional Class	12.19%
Empower International Value Fund Institutional Class	6.46%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	5.88%
Empower International Growth Fund Institutional Class	5.71%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.40%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.25%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.13%
Empower International Index Fund Institutional Class	12.19%
Empower International Value Fund Institutional Class	6.46%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	5.88%
Empower International Growth Fund Institutional Class	5.71%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.40%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.25%
Empower Emerging Markets Equity Fund Institutional Class	4.25%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2055 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Investor Class
Trading Symbol	MXWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	$ 100	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.71%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 20.06% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	17.71%	8.05%	9.58%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 729,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 729M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.13%
Empower International Index Fund Institutional Class	12.19%
Empower International Value Fund Institutional Class	6.46%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	5.88%
Empower International Growth Fund Institutional Class	5.71%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.40%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.25%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.13%
Empower International Index Fund Institutional Class	12.19%
Empower International Value Fund Institutional Class	6.46%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	5.88%
Empower International Growth Fund Institutional Class	5.71%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.40%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.25%
Empower Emerging Markets Equity Fund Institutional Class	4.25%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2055 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Service Class
Trading Symbol	MXXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Service Class/MXXLX)	$ 111	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.54%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 20.06% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Lifetime 2055 Fund (Service Class/MXXLX)	17.54%	7.93%	9.48%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 729,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 729M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.13%
Empower International Index Fund Institutional Class	12.19%
Empower International Value Fund Institutional Class	6.46%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	5.88%
Empower International Growth Fund Institutional Class	5.71%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.40%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.25%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.13%
Empower International Index Fund Institutional Class	12.19%
Empower International Value Fund Institutional Class	6.46%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	5.88%
Empower International Growth Fund Institutional Class	5.71%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.40%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.25%
Empower Emerging Markets Equity Fund Institutional Class	4.25%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2060 Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Institutional Class
Trading Symbol	MXGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	$ 62	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 18.43%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.94% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	18.43%	8.39%	9.76%
MSCI ACWI Index	22.34%	11.19%	12.21%
S&P Target Date 2060 Index	19.94%	10.26%	11.09%
(a) Inception date was May 1, 2019.

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 146,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 146M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.80%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.70%
Empower Large Cap Value Fund Institutional Class	5.96%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.51%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.28%
Empower Emerging Markets Equity Fund Institutional Class	4.54%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.51%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.80%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.70%
Empower Large Cap Value Fund Institutional Class	5.96%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.51%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.28%
Empower Emerging Markets Equity Fund Institutional Class	4.54%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2060 Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Investor Class
Trading Symbol	MXGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	$ 100	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.97%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.94% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	17.97%	8.01%	9.37%
MSCI ACWI Index	22.34%	11.19%	12.21%
S&P Target Date 2060 Index	19.94%	10.26%	11.09%
(a) Inception date was May 1, 2019.

Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 146,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 146M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.80%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.70%
Empower Large Cap Value Fund Institutional Class	5.96%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.51%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.28%
Empower Emerging Markets Equity Fund Institutional Class	4.54%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.51%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.80%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.70%
Empower Large Cap Value Fund Institutional Class	5.96%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.51%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.28%
Empower Emerging Markets Equity Fund Institutional Class	4.54%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2060 Fund - Service Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Service Class
Trading Symbol	MXGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Service Class/MXGQX)	$ 111	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.82%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 22.34% and a composite index with investment characteristics similar to those of the Fund, which returned 19.94% over the same period.
Summary of Performance
Performance during the periodS

was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Lifetime 2060 Fund (Service Class/MXGQX)	17.82%	7.90%	9.29%
MSCI ACWI Index	22.34%	11.19%	12.21%
S&P Target Date 2060 Index	19.94%	10.26%	11.09%
(a) Inception date was May 1, 2019.
Performance Inception Date	May 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 146,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 146M
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.80%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.70%
Empower Large Cap Value Fund Institutional Class	5.96%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.51%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.28%
Empower Emerging Markets Equity Fund Institutional Class	4.54%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.51%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.80%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.70%
Empower Large Cap Value Fund Institutional Class	5.96%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.51%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.28%
Empower Emerging Markets Equity Fund Institutional Class	4.54%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2065 Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2065 Fund
Class Name	Institutional Class
Trading Symbol	MXHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 10, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Institutional Class/MXHBX)	$ 63	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the period from January 10, 2025 - December 31, 2025, the Fund returned 19.67%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 21.69% and a composite index with investment characteristics similar to those of the Fund, which returned 19.75% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (a)
Empower Lifetime 2065 Fund (Institutional Class/MXHBX)	19.67%
MSCI ACWI Index	21.69%
S&P Target Date 2065 Index	19.75%
(a) Inception date was January 10, 2025.
Performance Inception Date	Jan. 10, 2025
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 0	[10]
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[11]
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	20%
(a)	Amount represents less than $200K.
(b)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.90%
Empower International Index Fund Institutional Class	12.67%
Empower International Value Fund Institutional Class	6.72%
Empower Large Cap Value Fund Institutional Class	5.99%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	5.76%
Empower Large Cap Growth Fund Institutional Class	5.55%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.56%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.90%
Empower International Index Fund Institutional Class	12.67%
Empower International Value Fund Institutional Class	6.72%
Empower Large Cap Value Fund Institutional Class	5.99%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	5.76%
Empower Large Cap Growth Fund Institutional Class	5.55%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.56%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2065 Fund - Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2065 Fund
Class Name	Investor Class
Trading Symbol	MXHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 10, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Investor Class/MXHCX)	$ 101	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.92%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the period from January 10, 2025 - December 31, 2025, the Fund returned 19.54%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 21.69% and a composite index with investment characteristics similar to those of the Fund, which returned 19.75% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (a)
Empower Lifetime 2065 Fund (Investor Class/MXHCX)	19.54%
MSCI ACWI Index	21.69%
S&P Target Date 2065 Index	19.75%
(a) Inception date was January 10, 2025.
Performance Inception Date	Jan. 10, 2025
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 0	[10]
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[11]
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	20%
(a)	Amount represents less than $200K.
(b)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.90%
Empower International Index Fund Institutional Class	12.67%
Empower International Value Fund Institutional Class	6.72%
Empower Large Cap Value Fund Institutional Class	5.99%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	5.76%
Empower Large Cap Growth Fund Institutional Class	5.55%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.56%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.90%
Empower International Index Fund Institutional Class	12.67%
Empower International Value Fund Institutional Class	6.72%
Empower Large Cap Value Fund Institutional Class	5.99%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	5.76%
Empower Large Cap Growth Fund Institutional Class	5.55%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.56%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2065 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2065 Fund
Class Name	Service Class
Trading Symbol	MXHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 10, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Service Class/MXHDX)	$ 105	0.95% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the period from January 10, 2025 - December 31, 2025, the Fund returned 19.22%, as compared to its broad-based securities market index, the MSCI ACWI Index, which returned 21.69% and a composite index with investment characteristics similar to those of the Fund, which returned 19.75% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. Allocations to U.S. real estate and fixed income were among the lowest contributors to performance, although all underlying funds in these asset classes generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (a)
Empower Lifetime 2065 Fund (Service Class/MXHDX)	19.22%
MSCI ACWI Index	21.69%
S&P Target Date 2065 Index	19.75%
(a) Inception date was January 10, 2025.
Performance Inception Date	Jan. 10, 2025
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 0	[10]
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 0	[11]
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	23
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	20%
(a)	Amount represents less than $200K.
(b)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.90%
Empower International Index Fund Institutional Class	12.67%
Empower International Value Fund Institutional Class	6.72%
Empower Large Cap Value Fund Institutional Class	5.99%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	5.76%
Empower Large Cap Growth Fund Institutional Class	5.55%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.56%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.90%
Empower International Index Fund Institutional Class	12.67%
Empower International Value Fund Institutional Class	6.72%
Empower Large Cap Value Fund Institutional Class	5.99%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	5.76%
Empower Large Cap Growth Fund Institutional Class	5.55%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.56%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).
[3]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
[4]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
[5]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
[6]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
[7]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
[8]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
[9]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
[10]	Amount represents less than $200K.
[11]	Amount represents less than $50K.